Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Summary of combined financial information for the investee companies

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	274,926,779	156,369,105	22,024,128
Financial investments	2,952,624,941	5,313,961,988	748,455,892
Prepaid expenses and other current assets, net	454,270,439	466,272,257	65,673,074
Long-term investments	416,823,932	527,245,707	74,261,005
Other non-current assets	1,845,308,140	1,560,057,412	219,729,491
Total assets	5,943,954,231	8,023,906,469	1,130,143,590
Liabilities:
Short-term borrowings	38,711,000	—	—
Accrued expenses and other current liabilities	2,772,708,125	4,406,921,935	620,701,973
Long-term borrowings	926,420,194	1,014,200,000	142,847,082
Other non-current liabilities	1,376,249	1,258,733	177,289
Total liabilities	3,739,215,568	5,422,380,668	763,726,344

	Year ended
	December 31,	Year ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Net revenues	336,391,921	383,611,655	54,030,572
Net (loss) income	(170,276,127)	193,845,592	27,302,581